LEASE - Right-of-use leased asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Right-of-use leased asset
Book value at the beginning of the period/year	$ 12,144,026
Additions from business combination	3,005,000
Depreciation of the period/year	1,837,532	$ 501,232
Book value at the end of the period/year	13,164,994		$ 12,144,026
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period/year	15,828,032	3,688,150	3,688,150
Additions of the period/year	154,225		10,429,919
Disposals	(646,386)		0
Exchange differences	287,852		1,709,963
Book value at the end of the period/year	18,628,723		15,828,032
Depreciation
Right-of-use leased asset
Book value at the beginning of the period/year	(3,684,006)	$ (2,360,490)	(2,360,490)
Disposals	(117,387)		0
Exchange differences	59,578		65,978
Depreciation of the period/year	1,837,532		1,257,538
Book value at the end of the period/year	$ (5,463,729)		$ (3,684,006)